Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Payables And Accruals [Abstract]
Freight payable	¥ 50,680		¥ 9,799
Other tax payable	42,076		15,359
Accrued payroll and welfare	39,700		16,304
Product warranty	12,744		13,909
Marketing and promotion expenses	10,710		1,000
Professional fee payables	10,340
Installation fee payables	8,133
Deferred revenue	1,276		146
Deposits received related to unvested shares			496
Other current liabilities	25,789		4,871
Total	201,448		61,884
Less: non-current portion	(518)		(460)
Accrued expenses and other liabilities-current portion	¥ 200,930	$ 29,225	¥ 61,424